CONSOLIDATED STATEMENTS OF (LOSS)/INCOME AND COMPREHENSIVE (LOSS)/INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 44,562	$ 6,276	¥ 20,055	¥ 20,029
Less: Sales tax and surcharges	(52)	(7)	(16)	(6)
Net revenues	44,510	6,269	20,039	20,023
Cost of revenues	(8,121)	(1,144)	(4,513)	(4,598)
Gross profit	36,389	5,125	15,526	15,425
Operating expenses:
Product development	(12,120)	(1,707)	(8,341)	(8,992)
Sales and marketing	(9,202)	(1,296)	(4,250)	(4,922)
General and administrative	(3,743)	(527)	(2,847)	(2,922)
Total operating expenses	(25,065)	(3,530)	(15,438)	(16,836)
(Loss)/income from operations	11,324	1,595	88	(1,411)
Interest income	2,090	294	2,046	2,132
Interest expense	(2,067)	(291)	(1,514)	(1,565)
Other income/(expense)	(667)	(94)	2,015	373
(Loss)/income before income tax expense and equity in income/(loss) of affiliates	10,680	1,504	2,635	(471)
Income tax expense	(1,750)	(246)	(682)	(270)
Equity in income/(loss) of affiliates	1,072	151	(586)	96
Net (loss)/income	10,002	1,409	1,367	(645)
Net loss/(income) attributable to non-controlling interests	(84)	(12)	36	95
Net (loss)/income attributable to Trip.com Group Limited	9,918	1,397	1,403	(550)
Net (loss)/income	10,002	1,409	1,367	(645)
Other comprehensive income/(loss):
Foreign currency translation	77	11	78	2
Unrealized securities holding gains/(losses), net of tax	(817)	(115)	(1,126)	2
Less: Reclassification adjustment for losses included in net (loss)/income, net of tax (Note 7)	108	15	884	0
Total comprehensive (loss)/income	9,370	1,320	1,203	(641)
Comprehensive loss/(income) attributable to non-controlling interests	(84)	(12)	43	95
Comprehensive (loss)/income attributable to Trip.com Group Limited	¥ 9,286	$ 1,308	¥ 1,246	¥ (546)
Weighted average ordinary shares outstanding
- Basic shares (in shares)	652,859,211	652,859,211	648,380,590	634,109,233
- Diluted shares (in shares)	671,062,240	671,062,240	657,092,826	634,109,233
Product development
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 870	$ 123	¥ 567	¥ 802
Sales and marketing
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	158	22	115	149
General and administrative
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 806	$ 113	¥ 506	¥ 730
Ordinary shares
(Losses)/earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	¥ 15.19	$ 2.14	¥ 2.17	¥ (0.87)
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	14.78	2.08	2.14	(0.87)
ADS
(Losses)/earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	15.19	2.14	2.17	(0.87)
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	¥ 14.78	$ 2.08	¥ 2.14	¥ (0.87)
Accommodation reservation
Revenues:
Total revenues	¥ 17,257	$ 2,431	¥ 7,400	¥ 8,148
Transportation ticketing
Revenues:
Total revenues	18,443	2,598	8,253	6,905
Packaged tours
Revenues:
Total revenues	3,140	442	797	1,105
Corporate travel
Revenues:
Total revenues	2,254	317	1,079	1,347
Others
Revenues:
Total revenues	¥ 3,468	$ 488	¥ 2,526	¥ 2,524